BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2015
BUSINESS COMBINATION [Abstract]
Schedule of fair value of the consideration transferred at the acquisition date
Amount
RMB
Fair value of consideration transferred
Cash consideration	226,800
Contingent consideration	6,300
Total	233,100

Summary of the fair values of the assets acquired and liabilities assumed at the acquisition date
	Amount	Amortization Years
	RMB
Cash	133,599
Online payment and other licenses	185,698	15
Others	23,263
Total identifiable assets acquired	342,560

Advances from merchants	(62,138)
Deferred tax liabilities	(13,436)
Total liabilities assumed	(75,574)

Net identifiable assets acquired	266,986
Noncontrolling interests	(98,785)
Goodwill	64,899
Net assets acquired	233,100

Schedule of acquired intangible assets have weighted average economic lives
Computer software	8.0 years
Online payment and other licenses	15.0 years

Summary of unaudited pro forma information
	For the years ended December 31,
	2014	2015	2015
	RMB	RMB	US$

Pro forma total revenues	604,900	130,430	20,135
Pro forma net income (loss)	151,163	(327,430)	(50,546)
Pro forma net income (loss) attributable to 500.com Limited	153,341	(325,962)	(50,320)